RESTRICTIONS ON CASH AND DIVIDENDS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Average Restriction on Cash and Due From Bank Accounts	$ 56.5	$ 56.2
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	449.0
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 100.8